Schedule Of operating deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Canadian non-capital loss carry forwards	$ 41,904	$ 44,061
Canadian capital loss carry forwards	69
US net operating losses	5,332	4,306
Property, plant and equipment
Lease liabilities	2,342	2,727
Disallowed interest carry forwards	1,780
Unclaimed research and development expenses	15,852	15,824
Non-refundable research and development credits	19,524	19,489
Other	1,121	1,343
	$ 87,924	$ 87,750